Note 13: Restructuring and Other Costs (Tables)	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Schedule of Restructuring and Related Costs [Text Block]
(Dollars in millions)
Otis	$164
UTC Climate, Controls & Security	143
Pratt & Whitney	96
UTC Aerospace Systems	115
Sikorsky	53
Eliminations and other	19
Restructuring costs recorded within continuing operations	590
Restructuring costs recorded within discontinued operations	24
Total	$614

(Dollars in millions)	Severance	Asset Write-Downs	Facility Exit, Lease Termination and Other Costs	Total
Expected costs	$475	$14	$192	$681
Costs incurred during 2012	(452)	(14)	(110)	(576)

Remaining costs at December 31, 2012	$23	$-	$82	$105

(Dollars in millions)	Expected Costs	Costs Incurred During 2012	Remaining Costs at December 31, 2012
Otis	$164	$(146)	$18
UTC Climate, Controls & Security	164	(123)	41
Pratt & Whitney	103	(94)	9
UTC Aerospace Systems	155	(121)	34
Sikorsky	50	(47)	3
Eliminations and other	19	(19)	-
Discontinued operations	26	(26)	-

Total	$681	$(576)	$105

(Dollars in millions)	Severance	Asset Write-Downs	Facility Exit, Lease Termination and Other Costs	Total
Expected costs	$296	$5	$67	$368
Costs incurred during 2011	(259)	(4)	(23)	(286)
Costs incurred during 2012	(30)	(1)	(22)	(53)

Remaining costs at December 31, 2012	$7	$-	$22	$29

(Dollars in millions)	Expected Costs	Costs Incurred During 2011	Costs Incurred During 2012	Remaining Costs at December 31, 2012
Otis	$104	$(76)	$(19)	$9
UTC Climate, Controls & Security	119	(93)	(25)	1
Pratt & Whitney	47	(37)	(3)	7
UTC Aerospace Systems	8	(8)	-	-
Sikorsky	66	(51)	(5)	10
Discontinued operations	24	(21)	(1)	2
Total	$368	$(286)	$(53)	$29

Schedule of Restructuring Reserve by Type of Cost [Text Block]
(Dollars in millions)	Severance	Asset Write-Downs	Facility Exit, Lease Termination and Other Costs	Total
Net pre-tax restructuring charges	$452	$14	$110	$576
Restructuring accruals assumed from Goodrich	19	-	-	19
Utilization and foreign exchange	(182)	(14)	(60)	(256)

Balance at December 31, 2012	$289	$-	$50	$339

(Dollars in millions)	Severance	Asset Write-Downs	Facility Exit, Lease Termination and Other Costs	Total
Restructuring accruals at January 1, 2012	$144	$-	$10	$154
Net pre-tax restructuring charges	30	1	22	53
Utilization and foreign exchange	(138)	(1)	(26)	(165)

Balance at December 31, 2012	$36	$-	$6	$42